Demerger of the Ice Cream Business - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on recycling of currency retranslation on disposal	€ 1,036
Total gain on demerger after tax	€ 3,373	€ 3,373	€ 0		€ 0
Demerger, Transitional Services Agreement, term	2 years
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Demerger percentage distributed	80.15%
Demerger percentage retained	19.85%
Total fair value	€ 8,424
Fair value of business, share price determination period	5 days
Fair value of the retained ownership in TMICC	€ 1,672
Carrying value of net assets	4,015
Loss on recycling of currency retranslation on disposal	1,000
Total gain on demerger after tax	€ 3,400

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).